Quarterly Holdings Report
for
Fidelity® Capital & Income Fund
July 31, 2021
CAI-NPRT1-0921
1.804853.117

Corporate Bonds - 60.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.2%
Energy - 0.2%
Forum Energy Technologies, Inc. 9% 8/4/25	2,660	2,644
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	3,997	13,349
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,316	8,545
		24,538
Nonconvertible Bonds - 60.7%
Aerospace - 3.3%
Bombardier, Inc.:
7.125% 6/15/26 (d)	12,110	12,564
7.5% 12/1/24 (d)	8,870	9,214
7.5% 3/15/25 (d)	14,145	14,412
7.875% 4/15/27 (d)	45,265	46,907
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)	11,215	11,708
Moog, Inc. 4.25% 12/15/27 (d)	3,455	3,563
Rolls-Royce PLC 5.75% 10/15/27 (d)	10,870	11,862
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)	15,000	15,900
TransDigm UK Holdings PLC 6.875% 5/15/26	35,725	37,672
TransDigm, Inc.:
4.625% 1/15/29 (d)	38,080	37,985
4.875% 5/1/29 (d)	25,000	25,040
5.5% 11/15/27	124,228	128,265
6.25% 3/15/26 (d)	17,925	18,799
6.375% 6/15/26	61,985	64,077
7.5% 3/15/27	18,012	19,080
Wolverine Escrow LLC:
8.5% 11/15/24 (d)	21,458	20,833
9% 11/15/26 (d)	22,681	21,885
		499,766
Air Transportation - 1.5%
Air Canada 3.875% 8/15/26 (d)(e)	9,105	9,127
Delta Air Lines, Inc. 7% 5/1/25 (d)	2,708	3,185
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (d)	48,285	51,906
4.75% 10/20/28 (d)	39,880	44,581
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23	1,912	1,909
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)	22,205	23,276
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)	34,530	37,595
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)	7,779	8,732
United Airlines, Inc.:
4.375% 4/15/26 (d)	30,025	30,892
4.625% 4/15/29 (d)	18,025	18,543
		229,746
Automotive - 0.1%
Ford Motor Credit Co. LLC 3.625% 6/17/31	15,745	16,316
Automotive & Auto Parts - 1.0%
Allison Transmission, Inc. 5.875% 6/1/29 (d)	7,960	8,694
Dana, Inc. 4.25% 9/1/30	8,870	9,217
Exide Technologies:
11% 10/31/24 pay-in-kind (c)(d)(f)(g)	1,760	0
11% 10/31/24 pay-in-kind (c)(d)(f)(g)	891	401
Ford Motor Co. 7.45% 7/16/31	1,215	1,608
Ford Motor Credit Co. LLC:
3.375% 11/13/25	26,505	27,671
4% 11/13/30	42,253	44,683
5.113% 5/3/29	10,330	11,696
LCM Investments Holdings 4.875% 5/1/29 (d)	17,650	18,062
McLaren Finance PLC 7.5% 8/1/26 (d)(e)	8,290	8,414
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)	14,525	14,989
		145,435
Banks & Thrifts - 2.3%
Ally Financial, Inc.:
8% 11/1/31	20,638	29,471
8% 11/1/31	206,609	300,479
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)	15,120	15,687
		345,637
Broadcasting - 1.6%
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)	12,070	12,529
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	46,565	27,008
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)	8,990	9,203
Netflix, Inc.:
4.875% 4/15/28	19,535	22,856
5.375% 11/15/29 (d)	11,075	13,664
5.875% 11/15/28	29,825	37,058
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)	22,300	22,997
5.625% 7/15/27 (d)	23,735	25,093
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)	2,820	2,821
Sirius XM Radio, Inc.:
4% 7/15/28 (d)	23,630	24,378
5% 8/1/27 (d)	14,525	15,179
5.375% 7/15/26 (d)	11,315	11,683
Townsquare Media, Inc. 6.875% 2/1/26 (d)	5,645	6,019
Univision Communications, Inc. 4.5% 5/1/29 (d)	12,060	12,089
		242,577
Building Materials - 0.5%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	2,325	2,427
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (d)	6,555	6,850
CP Atlas Buyer, Inc. 7% 12/1/28 (d)	5,480	5,656
James Hardie International Finance Ltd. 5% 1/15/28 (d)	4,136	4,385
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	11,605	11,837
6.125% 7/1/29 (d)	6,380	6,521
Summit Materials LLC/Summit Materials Finance Corp.:
5.125% 6/1/25 (d)	5,095	5,144
5.25% 1/15/29 (d)	10,525	11,170
U.S. Concrete, Inc. 5.125% 3/1/29 (d)	8,350	9,122
Victors Merger Corp. 6.375% 5/15/29 (d)	12,060	12,120
		75,232
Cable/Satellite TV - 5.0%
Block Communications, Inc. 4.875% 3/1/28 (d)	7,830	7,928
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	16,515	17,040
4.5% 8/15/30 (d)	21,660	22,743
4.5% 5/1/32	46,575	48,729
4.75% 3/1/30 (d)	63,365	67,164
5% 2/1/28 (d)	91,490	95,927
5.125% 5/1/27 (d)	69,885	73,117
5.375% 6/1/29 (d)	18,080	19,678
5.5% 5/1/26 (d)	17,605	18,199
5.75% 2/15/26 (d)	10,126	10,470
CSC Holdings LLC:
3.375% 2/15/31 (d)	14,140	13,433
4.5% 11/15/31 (d)	30,110	30,336
4.625% 12/1/30 (d)	32,440	31,953
5% 11/15/31 (d)	9,035	9,095
5.375% 2/1/28 (d)	23,655	24,987
5.75% 1/15/30 (d)	129,430	134,891
6.5% 2/1/29 (d)	24,795	27,347
7.5% 4/1/28 (d)	14,375	15,678
Dolya Holdco 18 DAC 5% 7/15/28 (d)	6,600	6,719
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	8,350	8,642
6.5% 9/15/28 (d)	22,260	23,132
Virgin Media Finance PLC 5% 7/15/30 (d)	12,789	13,013
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)	6,000	6,165
6% 1/15/27 (d)	11,435	11,865
Ziggo BV:
4.875% 1/15/30 (d)	7,990	8,242
5.5% 1/15/27 (d)	18,188	18,874
		765,367
Capital Goods - 0.1%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)	7,895	8,033
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)	3,245	3,480
		11,513
Chemicals - 2.9%
CF Industries Holdings, Inc.:
4.95% 6/1/43	59,882	73,760
5.15% 3/15/34	26,868	33,316
5.375% 3/15/44	53,336	68,590
Compass Minerals International, Inc. 6.75% 12/1/27 (d)	24,600	26,314
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.8689% 6/15/22 (d)(g)(h)	987	979
6.5% 5/15/26 (d)	53,531	54,133
6.875% 6/15/25 (d)	10,765	10,927
Gpd Companies, Inc. 10.125% 4/1/26 (d)	14,980	16,216
Ingevity Corp. 3.875% 11/1/28 (d)	11,105	11,105
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25% 12/15/25 (d)	7,330	7,513
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	3,835	3,889
7% 12/31/27 (d)	12,385	12,104
LSB Industries, Inc. 9.625% 5/1/23 (d)	6,090	6,296
OCI NV 5.25% 11/1/24 (d)	14,870	15,269
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)	18,035	18,012
The Chemours Co. LLC:
5.375% 5/15/27	32,330	35,078
5.75% 11/15/28 (d)	16,765	17,792
Tronox, Inc.:
4.625% 3/15/29 (d)	13,295	13,511
6.5% 5/1/25 (d)	8,760	9,275
Valvoline, Inc. 4.25% 2/15/30 (d)	8,315	8,637
		442,716
Consumer Products - 0.9%
Angi Group LLC 3.875% 8/15/28 (d)	5,530	5,523
Foundation Building Materials, Inc. 6% 3/1/29 (d)	5,845	5,743
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	14,150	14,645
7.875% 5/1/29 (d)	14,995	15,557
Millennium Escrow Corp. 6.625% 8/1/26 (d)	12,120	12,372
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (d)	10,160	10,549
7.75% 2/15/29 (d)	8,880	9,735
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)	8,380	8,386
Tempur Sealy International, Inc. 4% 4/15/29 (d)	15,925	16,323
The Scotts Miracle-Gro Co. 4% 4/1/31 (d)	11,945	12,004
TKC Holdings, Inc.:
6.875% 5/15/28 (d)	12,040	12,414
10.5% 5/15/29 (d)	12,040	12,916
		136,167
Containers - 0.3%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(g)	11,200	11,815
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,955
7.5% 12/15/96	12,871	14,540
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)	6,000	6,398
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)	4,230	4,399
Trivium Packaging Finance BV 5.5% 8/15/26 (d)	6,930	7,242
		50,349
Diversified Financial Services - 2.0%
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)	6,970	7,057
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)	6,915	7,053
Compass Group Diversified Holdings LLC 5.25% 4/15/29 (d)	17,730	18,392
HCRX Investments Holdco LP 4.5% 8/1/29 (d)	7,190	7,334
Hightower Holding LLC 6.75% 4/15/29 (d)	5,945	6,034
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	11,165	11,305
5.25% 5/15/27	41,665	43,696
6.25% 5/15/26	24,085	25,309
6.375% 12/15/25	28,275	29,088
6.75% 2/1/24	10,075	10,289
LPL Holdings, Inc. 4% 3/15/29 (d)	17,730	17,996
MSCI, Inc. 4% 11/15/29 (d)	6,385	6,808
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind (d)	6,280	589
5.25% 12/27/33 pay-in-kind (d)	5,904	553
7.125% 12/26/46 pay-in-kind (d)	3,041	290
OneMain Finance Corp.:
4% 9/15/30	5,610	5,582
5.375% 11/15/29	9,400	10,326
6.625% 1/15/28	7,305	8,437
6.875% 3/15/25	19,480	22,097
7.125% 3/15/26	38,380	45,192
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)	3,750	3,909
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)	21,200	21,650
		308,986
Diversified Media - 0.4%
Allen Media LLC 10.5% 2/15/28 (d)	11,405	11,376
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)	6,050	6,095
4.75% 7/15/31 (d)	6,040	6,092
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	40,645	43,462
		67,025
Energy - 8.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (d)	9,060	9,304
5.75% 1/15/28 (d)	17,645	18,439
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	7,820	8,113
Callon Petroleum Co. 6.125% 10/1/24	4,090	3,825
CGG SA 8.75% 4/1/27 (d)	11,985	11,955
Cheniere Energy Partners LP 4% 3/1/31 (d)	31,040	32,834
Cheniere Energy, Inc. 4.625% 10/15/28	22,300	23,508
Chesapeake Energy Corp.:
5.875% 2/1/29 (d)	5,840	6,205
7% 10/1/24 (c)(f)	6,915	0
8% 1/15/25 (c)(f)	3,385	0
8% 6/15/27 (c)(f)	2,132	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)	27,185	27,113
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	8,760	8,935
7% 6/15/25 (d)	22,045	22,631
CNX Midstream Partners LP 6.5% 3/15/26 (d)	6,675	6,900
CNX Resources Corp. 6% 1/15/29 (d)	5,345	5,667
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)	8,645	8,969
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	25,285	25,438
6.75% 3/1/29 (d)	20,060	20,960
7.5% 5/15/25 (d)	3,722	3,852
Continental Resources, Inc.:
3.8% 6/1/24	19,380	20,320
4.375% 1/15/28	4,930	5,460
4.5% 4/15/23	533	554
4.9% 6/1/44	12,240	14,124
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	18,015	18,418
5.75% 4/1/25	4,790	4,903
6% 2/1/29 (d)	25,785	26,816
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)	5,055	5,276
CVR Energy, Inc.:
5.25% 2/15/25 (d)	16,990	16,523
5.75% 2/15/28 (d)	22,655	21,972
DCP Midstream Operating LP 5.85% 5/21/43 (d)(g)	18,335	16,960
Delek Logistics Partners LP 7.125% 6/1/28 (d)	17,655	18,354
DT Midstream, Inc.:
4.125% 6/15/29 (d)	9,070	9,302
4.375% 6/15/31 (d)	9,070	9,410
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (d)	6,818	7,031
5.75% 1/30/28 (d)	21,251	22,229
6.625% 7/15/25 (d)	5,510	5,827
Energy Transfer LP 5.5% 6/1/27	16,735	18,700
EQT Corp.:
3.125% 5/15/26 (d)	6,035	6,208
3.625% 5/15/31 (d)	6,035	6,392
3.9% 10/1/27	27,454	29,753
Exterran Energy Solutions LP 8.125% 5/1/25	11,280	9,926
Hess Midstream Partners LP:
5.125% 6/15/28 (d)	11,235	11,769
5.625% 2/15/26 (d)	15,535	16,156
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)	5,710	5,814
6% 2/1/31 (d)	5,710	5,959
6.25% 11/1/28 (d)	12,280	12,817
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	7,615	7,720
MEG Energy Corp. 7.125% 2/1/27 (d)	11,335	11,893
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(f)	21,977	0
Nabors Industries Ltd.:
7.25% 1/15/26 (d)	11,260	10,528
7.5% 1/15/28 (d)	9,715	8,815
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	20,960	21,174
6.75% 9/15/25 (d)	46,001	46,922
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	11,090	11,395
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	11,961	10,167
Nine Energy Service, Inc. 8.75% 11/1/23 (d)	6,245	3,685
NuStar Logistics LP 6% 6/1/26	12,025	12,987
Occidental Petroleum Corp.:
3.5% 8/15/29	14,690	14,653
4.4% 4/15/46	9,300	9,124
4.4% 8/15/49	23,525	22,797
4.625% 6/15/45	7,660	7,686
5.875% 9/1/25	11,055	12,256
6.125% 1/1/31	23,465	27,720
6.2% 3/15/40	5,785	6,696
6.375% 9/1/28	18,145	21,139
6.45% 9/15/36	19,110	23,073
6.6% 3/15/46	15,305	18,828
6.625% 9/1/30	22,115	26,980
7.2% 3/15/29	3,964	4,539
7.5% 5/1/31	1,100	1,397
8.875% 7/15/30	12,405	16,737
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	27,530	14,376
7.25% 6/15/25	22,875	13,725
9.25% 5/15/25 (d)	24,810	22,763
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	8,191
PDC Energy, Inc.:
6.125% 9/15/24	3,555	3,617
6.25% 12/1/25	7,435	7,658
Renewable Energy Group, Inc. 5.875% 6/1/28 (d)	6,340	6,609
SM Energy Co.:
5.625% 6/1/25	6,330	6,219
6.625% 1/15/27	21,320	21,267
6.75% 9/15/26	4,550	4,515
Southern Natural Gas Co. LLC:
7.35% 2/15/31	23,497	32,467
8% 3/1/32	12,475	18,093
Southwestern Energy Co.:
6.45% 1/23/25 (g)	1,805	1,976
7.5% 4/1/26	20,490	21,613
7.75% 10/1/27	12,945	13,884
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)	12,070	12,538
Summit Midstream Holdings LLC 5.75% 4/15/25	5,390	4,959
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	10,170	10,399
5.5% 2/15/26	11,640	11,975
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 7.5% 10/1/25 (d)	8,350	9,060
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31 (d)	10,360	11,202
Teine Energy Ltd. 6.875% 4/15/29 (d)	8,990	9,125
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	8,019
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)(f)	10,734	537
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	7,585	7,746
4.125% 8/15/31 (d)	7,585	7,854
Vine Energy Holdings LLC 6.75% 4/15/29 (d)	8,995	9,377
		1,250,296
Environmental - 0.4%
Covanta Holding Corp.:
5% 9/1/30	11,060	11,869
5.875% 7/1/25	3,205	3,321
6% 1/1/27	12,335	12,798
GFL Environmental, Inc. 4.75% 6/15/29 (d)	12,095	12,502
Madison IAQ LLC:
4.125% 6/30/28 (d)	11,390	11,407
5.875% 6/30/29 (d)	9,085	9,182
		61,079
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	36,160	36,522
4.625% 1/15/27 (d)	25,300	26,767
4.875% 2/15/30 (d)	44,700	48,388
Murphy Oil U.S.A., Inc.:
3.75% 2/15/31 (d)	5,300	5,287
4.75% 9/15/29	6,860	7,272
5.625% 5/1/27	6,030	6,354
Parkland Corp. 4.5% 10/1/29 (d)	8,995	9,253
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)	11,130	11,700
		151,543
Food/Beverage/Tobacco - 1.9%
C&S Group Enterprises LLC 5% 12/15/28 (d)	8,615	8,550
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)	6,285	6,538
Del Monte Foods, Inc. 11.875% 5/15/25 (d)	6,310	7,162
JBS U.S.A. Food Co.:
5.75% 1/15/28 (d)	10,705	11,283
7% 1/15/26 (d)	11,630	12,313
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)	18,350	20,093
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)	20,180	22,526
6.5% 4/15/29 (d)	29,320	32,912
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)	8,761	9,517
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (d)	7,660	7,860
4.875% 11/1/26 (d)	7,740	7,986
Performance Food Group, Inc.:
4.25% 8/1/29 (d)	8,495	8,633
5.5% 10/15/27 (d)	8,855	9,224
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)	21,020	22,350
Post Holdings, Inc.:
4.5% 9/15/31 (d)	47,500	48,070
4.625% 4/15/30 (d)	15,630	15,923
5.5% 12/15/29 (d)	14,975	16,023
Simmons Foods, Inc. 4.625% 3/1/29 (d)	8,340	8,420
TreeHouse Foods, Inc. 4% 9/1/28	3,695	3,700
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	6,360	6,368
United Natural Foods, Inc. 6.75% 10/15/28 (d)	7,750	8,351
		293,802
Gaming - 2.0%
Affinity Gaming LLC 6.875% 12/15/27 (d)	4,295	4,554
Boyd Gaming Corp. 4.75% 6/15/31 (d)	15,120	15,643
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)	41,240	43,508
8.125% 7/1/27 (d)	54,990	60,471
Caesars Resort Collection LLC 5.75% 7/1/25 (d)	13,750	14,455
MCE Finance Ltd.:
4.875% 6/6/25 (d)	30,275	30,767
5.25% 4/26/26 (d)	12,015	12,255
5.375% 12/4/29 (d)	8,160	8,415
5.75% 7/21/28 (d)	5,530	5,730
MGM Growth Properties Operating Partnership LP 3.875% 2/15/29 (d)	11,195	11,462
MGM Resorts International 4.75% 10/15/28	11,125	11,709
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)	19,045	20,521
Studio City Finance Ltd. 5% 1/15/29 (d)	5,700	5,632
VICI Properties, Inc.:
4.25% 12/1/26 (d)	21,450	22,314
4.625% 12/1/29 (d)	12,240	13,097
Wynn Macau Ltd. 5.125% 12/15/29 (d)	16,800	16,968
		297,501
Healthcare - 3.9%
Akumin, Inc. 7% 11/1/25 (d)	8,475	8,645
AMN Healthcare 4.625% 10/1/27 (d)	2,765	2,879
Bausch Health Companies, Inc. 5% 2/15/29 (d)	12,130	11,462
Catalent Pharma Solutions 5% 7/15/27 (d)	3,765	3,939
Centene Corp.:
4.25% 12/15/27	11,560	12,196
5.375% 6/1/26 (d)	30,420	31,689
5.375% 8/15/26 (d)	7,920	8,247
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	9,500	9,749
4% 3/15/31 (d)	12,085	12,715
4.25% 5/1/28 (d)	3,400	3,549
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	16,055	16,296
5.625% 3/15/27 (d)	5,640	5,971
6% 1/15/29 (d)	8,490	9,031
6.125% 4/1/30 (d)	24,105	24,419
6.625% 2/15/25 (d)	13,150	13,789
8% 3/15/26 (d)	61,410	65,839
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	4,180	4,054
4.625% 6/1/30 (d)	31,515	32,579
Encompass Health Corp. 5.125% 3/15/23	2,146	2,157
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)	12,050	12,782
IQVIA, Inc. 5% 5/15/27 (d)	12,070	12,583
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (d)	11,590	12,488
Jazz Securities DAC 4.375% 1/15/29 (d)	12,305	12,825
Modivcare, Inc. 5.875% 11/15/25 (d)	8,105	8,601
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)	10,465	11,080
4.375% 6/15/28 (d)	7,525	7,873
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	21,010	21,544
5.125% 4/30/31 (d)	18,260	18,808
Owens & Minor, Inc. 4.5% 3/31/29 (d)	8,310	8,518
Radiology Partners, Inc. 9.25% 2/1/28 (d)	20,865	22,482
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	10,405	10,639
Syneos Health, Inc. 3.625% 1/15/29 (d)	8,395	8,332
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	17,640	17,993
4.625% 7/15/24	6,055	6,131
4.625% 9/1/24 (d)	12,045	12,316
4.875% 1/1/26 (d)	30,115	31,094
5.125% 11/1/27 (d)	18,070	18,928
6.125% 10/1/28 (d)	19,415	20,677
6.25% 2/1/27 (d)	35,815	37,292
Vizient, Inc. 6.25% 5/15/27 (d)	2,760	2,888
		595,079
Homebuilders/Real Estate - 1.9%
Arcosa, Inc. 4.375% 4/15/29 (d)	8,410	8,599
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)	7,775	7,757
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)	10,555	11,344
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	11,190	11,481
4.625% 8/1/29	18,080	19,463
5% 10/15/27	25,968	27,488
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)	36,785	38,578
7.625% 6/15/25 (d)	33,090	35,654
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)	8,020	8,221
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)	10,725	11,663
5.625% 3/1/24 (d)	1,312	1,419
5.875% 6/15/27 (d)	9,260	10,450
TopBuild Corp. 3.625% 3/15/29 (d)	5,910	5,912
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	16,130	17,874
TRI Pointe Homes, Inc. 5.7% 6/15/28	14,380	15,927
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	12,060	12,096
6.5% 2/15/29 (d)	37,500	38,009
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)	5,045	5,217
		287,152
Hotels - 0.3%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,170
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (d)	5,595	5,655
4% 5/1/31 (d)	8,395	8,592
4.875% 1/15/30	6,900	7,401
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	8,435	8,730
NCL Finance Ltd. 6.125% 3/15/28 (d)	5,265	5,318
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	4,965	4,965
		43,831
Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (d)(e)	9,105	9,059
7% 11/15/25 (d)	34,880	35,403
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)	11,125	11,057
6.75% 10/15/27 (d)	16,680	17,410
AmWINS Group, Inc. 4.875% 6/30/29 (d)	8,805	8,981
AssuredPartners, Inc.:
5.625% 1/15/29 (d)	6,550	6,502
7% 8/15/25 (d)	4,865	4,950
HUB International Ltd. 7% 5/1/26 (d)	11,770	12,184
MGIC Investment Corp. 5.25% 8/15/28	7,710	8,196
		113,742
Leisure - 1.3%
Boyne U.S.A., Inc. 4.75% 5/15/29 (d)	6,360	6,559
Carnival Corp.:
4% 8/1/28 (d)	18,190	18,145
7.625% 3/1/26 (d)	8,415	8,888
9.875% 8/1/27 (d)	16,600	19,006
10.5% 2/1/26 (d)	11,990	13,728
11.5% 4/1/23 (d)	5,448	6,143
Merlin Entertainments PLC 5.75% 6/15/26 (d)	7,725	8,053
NCL Corp. Ltd.:
5.875% 3/15/26 (d)	12,585	12,679
12.25% 5/15/24 (d)	14,720	17,370
Royal Caribbean Cruises Ltd.:
10.875% 6/1/23 (d)	13,720	15,572
11.5% 6/1/25 (d)	19,950	22,893
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (d)	7,976	8,614
Vail Resorts, Inc. 6.25% 5/15/25 (d)	6,250	6,638
Viking Cruises Ltd.:
5.875% 9/15/27 (d)	11,595	11,015
13% 5/15/25 (d)	9,250	10,730
Voc Escrow Ltd. 5% 2/15/28 (d)	10,755	10,674
		196,707
Metals/Mining - 1.4%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (d)	15,485	16,279
6.125% 5/15/28 (d)	3,565	3,899
7% 9/30/26 (d)	6,385	6,664
Arconic Corp.:
6% 5/15/25 (d)	6,630	7,011
6.125% 2/15/28 (d)	16,695	17,780
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)	8,810	9,350
4.875% 3/1/31 (d)	8,810	9,515
5.875% 6/1/27	18,030	19,022
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)	10,955	11,163
6.875% 3/1/26 (d)	28,325	29,582
7.25% 4/1/23 (d)	3,465	3,531
7.5% 4/1/25 (d)	20,585	21,351
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (d)	8,990	9,788
4.5% 9/15/27 (d)	9,015	9,838
5.125% 5/15/24 (d)	9,780	10,562
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	7,020	7,143
Mineral Resources Ltd. 8.125% 5/1/27 (d)	18,015	19,712
Murray Energy Corp.:
11.25% (c)(d)(f)	8,915	0
12% 4/15/24 pay-in-kind (c)(d)(f)(g)	10,343	0
		212,190
Paper - 0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)	5,915	5,922
4% 9/1/29 (d)	11,830	11,845
Cascades, Inc.:
5.125% 1/15/26 (d)	5,600	5,922
5.375% 1/15/28 (d)	5,600	5,894
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	11,230	11,630
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)	9,050	9,250
Mercer International, Inc. 5.125% 2/1/29	15,060	15,342
		65,805
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (d)	15,860	16,633
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	9,095	9,106
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (d)	12,115	12,219
4% 10/15/30 (d)	39,005	38,901
4.375% 1/15/28 (d)	10,600	10,746
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)	5,565	5,718
Yum! Brands, Inc. 4.625% 1/31/32	11,975	12,858
		80,442
Services - 2.1%
AECOM 5.125% 3/15/27	11,885	13,222
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)	6,650	6,658
Ascend Learning LLC:
6.875% 8/1/25 (d)	4,115	4,192
6.875% 8/1/25 (d)	11,865	12,087
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)	21,690	21,771
4.625% 6/1/28 (d)	14,365	14,365
BidFair Holdings, Inc. 5.875% 6/1/29 (d)	9,045	9,396
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)	10,240	10,445
4% 7/1/29 (d)	5,920	6,080
CoreCivic, Inc. 8.25% 4/15/26	12,105	12,831
Fair Isaac Corp. 4% 6/15/28 (d)	2,910	3,040
Gartner, Inc.:
3.625% 6/15/29 (d)	8,610	8,814
3.75% 10/1/30 (d)	11,495	11,811
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	8,765	9,039
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)	16,800	16,653
Hertz Corp.:
5.5% 10/15/24 (c)(d)(f)	10,890	0
6% 1/15/28 (c)(d)(f)	10,285	0
6.25% 10/15/22 (c)(f)	11,875	0
7.125% 8/1/26 (c)(d)(f)	10,285	0
IAA, Inc. 5.5% 6/15/27 (d)	4,680	4,908
Iron Mountain, Inc.:
4.5% 2/15/31 (d)	22,025	22,521
4.875% 9/15/29 (d)	24,110	25,255
KAR Auction Services, Inc. 5.125% 6/1/25 (d)	10,355	10,601
Service Corp. International 4% 5/15/31	12,070	12,460
Sotheby's 7.375% 10/15/27 (d)	4,960	5,298
The Brink's Co. 4.625% 10/15/27 (d)	12,180	12,647
The GEO Group, Inc.:
5.125% 4/1/23	9,625	9,048
5.875% 10/15/24	14,053	12,507
6% 4/15/26	9,655	7,856
TriNet Group, Inc. 3.5% 3/1/29 (d)	8,865	8,876
Uber Technologies, Inc. 6.25% 1/15/28 (d)	9,175	9,900
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	9,760	10,211
		312,492
Steel - 0.2%
Algoma Steel SCA 0% 12/31/23 (c)	1,982	1,665
Commercial Metals Co. 3.875% 2/15/31	6,135	6,181
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)	10,980	11,694
United States Steel Corp. 6.25% 3/15/26	12,205	12,571
		32,111
Super Retail - 0.9%
Ambience Merger Sub, Inc.:
4.875% 7/15/28 (d)	6,055	6,078
7.125% 7/15/29 (d)	9,035	9,148
Asbury Automotive Group, Inc.:
4.5% 3/1/28	3,534	3,662
4.75% 3/1/30	3,523	3,730
Bath & Body Works, Inc.:
6.625% 10/1/30 (d)	5,555	6,402
6.75% 7/1/36	27,016	34,445
6.875% 11/1/35	7,304	9,395
7.5% 6/15/29	8,335	9,658
Carvana Co. 5.5% 4/15/27 (d)	11,975	12,394
EG Global Finance PLC 8.5% 10/30/25 (d)	16,085	16,849
Lithia Motors, Inc. 3.875% 6/1/29 (d)	13,230	13,931
Party City Holdings, Inc. 8.75% 2/15/26 (d)	5,875	6,220
		131,912
Technology - 3.0%
Acuris Finance U.S. 5% 5/1/28 (d)	9,045	8,955
Banff Merger Sub, Inc. 9.75% 9/1/26 (d)	9,608	10,100
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	11,390	11,413
Camelot Finance SA 4.5% 11/1/26 (d)	10,590	11,040
Clarivate Science Holdings Corp.:
3.875% 6/30/28 (d)	10,695	10,783
4.875% 6/30/29 (d)	10,115	10,187
Crowdstrike Holdings, Inc. 3% 2/15/29	8,870	8,992
Elastic NV 4.125% 7/15/29 (d)	17,090	17,155
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)	11,810	11,825
5.25% 12/1/27 (d)	9,345	9,802
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	12,040	12,461
MicroStrategy, Inc. 6.125% 6/15/28 (d)	11,065	11,106
NCR Corp.:
5% 10/1/28 (d)	5,530	5,695
5.125% 4/15/29 (d)	8,870	9,232
5.25% 10/1/30 (d)	5,530	5,820
5.75% 9/1/27 (d)	9,035	9,532
6.125% 9/1/29 (d)	9,035	9,799
8.125% 4/15/25 (d)	4,675	5,078
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	5,930	6,671
NortonLifeLock, Inc. 5% 4/15/25 (d)	10,050	10,189
ON Semiconductor Corp. 3.875% 9/1/28 (d)	11,065	11,526
Open Text Corp.:
3.875% 2/15/28 (d)	5,690	5,875
5.875% 6/1/26 (d)	8,535	8,813
Open Text Holdings, Inc. 4.125% 2/15/30 (d)	5,690	5,875
Pitney Bowes, Inc.:
6.875% 3/15/27 (d)	5,980	6,350
7.25% 3/15/29 (d)	5,980	6,414
PTC, Inc.:
3.625% 2/15/25 (d)	6,650	6,833
4% 2/15/28 (d)	6,575	6,797
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)	6,425	6,541
Sensata Technologies BV 4% 4/15/29 (d)	11,970	12,284
Square, Inc.:
2.75% 6/1/26 (d)	9,050	9,254
3.5% 6/1/31 (d)	12,070	12,542
Synaptics, Inc. 4% 6/15/29 (d)	7,015	7,112
TTM Technologies, Inc. 4% 3/1/29 (d)	8,870	8,925
Twilio, Inc.:
3.625% 3/15/29	9,995	10,233
3.875% 3/15/31	10,460	10,940
Uber Technologies, Inc.:
7.5% 9/15/27 (d)	35,255	38,523
8% 11/1/26 (d)	51,060	54,698
Unisys Corp. 6.875% 11/1/27 (d)	6,095	6,635
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)	19,400	20,079
		452,084
Telecommunications - 5.5%
Altice Financing SA 5% 1/15/28 (d)	11,280	11,083
Altice France SA:
5.125% 7/15/29 (d)	79,325	79,913
5.5% 1/15/28 (d)	22,110	22,663
7.375% 5/1/26 (d)	44,469	46,248
8.125% 2/1/27 (d)	7,635	8,267
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	42,100	44,563
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	5,500	5,459
5.625% 9/15/28 (d)	4,350	4,426
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	19,575	20,248
5.875% 10/15/27 (d)	10,375	11,087
6.75% 5/1/29 (d)	12,535	13,350
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)	31,470	17,230
8% 2/15/24 (d)	20,755	21,430
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)	14,860	15,194
6.75% 10/15/27 (d)	11,285	12,041
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	24,590	23,886
3.75% 7/15/29 (d)	24,670	24,177
Lumen Technologies, Inc. 5.375% 6/15/29 (d)	15,130	15,508
Millicom International Cellular SA 4.5% 4/27/31 (d)	1,725	1,794
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 4/15/26	15,705	13,233
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (d)	4,490	4,411
Qwest Corp. 7.25% 9/15/25	1,480	1,750
Sable International Finance Ltd. 5.75% 9/7/27 (d)	20,710	21,731
SBA Communications Corp.:
3.125% 2/1/29 (d)	13,305	13,067
3.875% 2/15/27	17,015	17,547
Sprint Capital Corp.:
6.875% 11/15/28	76,454	98,634
8.75% 3/15/32	66,716	102,834
Sprint Corp. 7.625% 3/1/26	10,895	13,308
T-Mobile U.S.A., Inc.:
2.625% 2/15/29	16,895	16,898
2.875% 2/15/31	26,040	26,185
3.375% 4/15/29	11,975	12,468
3.5% 4/15/31	11,975	12,559
Telesat Canada/Telesat LLC 5.625% 12/6/26 (d)	17,665	16,384
Uniti Group, Inc. 7.875% 2/15/25 (d)	17,650	18,797
Windstream Escrow LLC 7.75% 8/15/28 (d)	31,630	32,263
Zayo Group Holdings, Inc. 4% 3/1/27 (d)	17,180	17,094
		837,730
Textiles/Apparel - 0.2%
Crocs, Inc. 4.25% 3/15/29 (d)	8,675	8,935
Victoria's Secret & Co. 4.625% 7/15/29 (d)	22,560	22,591
		31,526
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (d)	9,095	9,070
Utilities - 2.7%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	13,295	13,295
4.75% 3/15/28 (d)	6,920	7,335
NextEra Energy Partners LP 4.25% 9/15/24 (d)	428	450
NRG Energy, Inc.:
3.375% 2/15/29 (d)	5,145	5,119
3.625% 2/15/31 (d)	10,215	10,292
5.75% 1/15/28	9,410	9,998
6.625% 1/15/27	26,747	27,688
Pacific Gas & Electric Co.:
3.45% 7/1/25	2,868	2,991
3.75% 7/1/28	2,868	2,999
3.75% 8/15/42	10,400	9,523
3.95% 12/1/47	53,930	50,687
4% 12/1/46	24,380	22,792
4.25% 3/15/46	2,400	2,315
4.3% 3/15/45	5,995	5,676
4.55% 7/1/30	60,820	64,905
4.95% 7/1/50	60,820	62,831
PG&E Corp.:
5% 7/1/28	22,000	21,423
5.25% 7/1/30	8,330	8,132
Pike Corp. 5.5% 9/1/28 (d)	8,695	8,872
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)	23,230	23,811
5% 7/31/27 (d)	22,585	23,319
5.5% 9/1/26 (d)	3,485	3,590
5.625% 2/15/27 (d)	28,195	29,252
		417,295
TOTAL NONCONVERTIBLE BONDS		9,235,960
TOTAL CORPORATE BONDS (Cost $8,739,568)		9,260,498

Common Stocks - 20.3%
	Shares	Value ($) (000s)
Air Transportation - 0.1%
Air Canada (i)	511,000	10,231

Automotive & Auto Parts - 0.1%
Allison Transmission Holdings, Inc.	249,600	9,962
Exide Technologies (c)(i)	580,031	0
Exide Technologies (c)	385	250
Exide Technologies (c)(i)	9,824	10
UC Holdings, Inc. (c)(i)	677,217	7,124
TOTAL AUTOMOTIVE & AUTO PARTS		17,346
Broadcasting - 0.3%
iHeartMedia, Inc. (i)	104	3
Nexstar Broadcasting Group, Inc. Class A	329,429	48,449
TOTAL BROADCASTING		48,452
Building Materials - 0.4%
Carrier Global Corp.	981,100	54,206

Cable/Satellite TV - 0.2%
Altice U.S.A., Inc. Class A (i)	1,146,900	35,244

Capital Goods - 0.7%
Thermo Fisher Scientific, Inc.	98,300	53,083
Zebra Technologies Corp. Class A (i)	88,400	48,839
TOTAL CAPITAL GOODS		101,922
Chemicals - 0.4%
CF Industries Holdings, Inc.	608,800	28,766
The Chemours Co. LLC	1,144,240	38,046
TOTAL CHEMICALS		66,812
Consumer Products - 0.7%
BJ's Wholesale Club Holdings, Inc. (i)	381,436	19,316
Reddy Ice Holdings, Inc. (c)(i)	199,717	11
Reddy Ice Holdings, Inc. (c)(i)	496,439	0
Tempur Sealy International, Inc.	2,160,700	93,493
TOTAL CONSUMER PRODUCTS		112,820
Containers - 0.4%
Berry Global Group, Inc. (i)	342,000	21,987
WestRock Co.	660,100	32,484
TOTAL CONTAINERS		54,471
Diversified Financial Services - 0.6%
Axis Energy Services, LLC Class A (c)	11,616	4
MasterCard, Inc. Class A	97,500	37,629
OneMain Holdings, Inc.	806,800	49,215
Penson Worldwide, Inc. Class A (c)(i)	10,322,034	0
PJT Partners, Inc.	5,092	398
TOTAL DIVERSIFIED FINANCIAL SERVICES		87,246
Energy - 3.0%
Array Technologies, Inc.	208,059	2,817
California Resources Corp. (i)(j)	5,089,439	143,064
California Resources Corp. warrants 10/27/24 (i)(j)	57,076	310
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (c)(i)	392	1
Series B warrants 10/1/25 (c)(i)	392	1
Cheniere Energy, Inc. (i)	349,900	29,717
Chesapeake Energy Corp. (k)	1,769,800	95,658
Chesapeake Energy Corp. (b)	22,818	1,233
Chesapeake Energy Corp.:
warrants 2/9/26 (i)	117,493	3,337
warrants 2/9/26 (i)	130,548	3,264
warrants 2/9/26 (i)	81,798	1,764
Denbury, Inc. (i)	729,017	47,904
Denbury, Inc. warrants 9/18/25 (i)	439,788	14,614
Diamond Offshore Drilling, Inc. (c)(i)	118,485	605
EP Energy Corp. (c)	841,775	75,549
Extraction Oil & Gas, Inc. (i)	50,742	2,258
Forbes Energy Services Ltd. (i)	193,218	15
Jonah Energy Parent LLC (c)	304,505	13,992
Mesquite Energy, Inc. (c)(i)	317,026	11,277
Superior Energy Services, Inc. Class A (c)	110,370	2,826
Unit Corp. (i)	35,664	678
Whiting Petroleum Corp. (i)	130,440	6,118
TOTAL ENERGY		457,002
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (b)(c)	3,366,626	8,888

Environmental - 0.4%
Darling Ingredients, Inc. (i)	909,117	62,793

Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. (b)(c)(i)	793,345	14,867

Food/Beverage/Tobacco - 0.5%
JBS SA	12,343,900	75,961

Gaming - 1.5%
Boyd Gaming Corp. (i)	1,088,300	62,033
Caesars Entertainment, Inc. (i)	1,335,236	116,646
Penn National Gaming, Inc. (i)	654,000	44,721
Studio City International Holdings Ltd. ADR (i)	695,700	6,807
TOTAL GAMING		230,207
Healthcare - 1.8%
Bristol-Myers Squibb Co.	274,100	18,603
Charles River Laboratories International, Inc. (i)	56,800	23,113
Encompass Health Corp.	34	3
HCA Holdings, Inc.	154,200	38,272
Humana, Inc.	87,800	37,391
IQVIA Holdings, Inc. (i)	344,400	85,308
Regeneron Pharmaceuticals, Inc. (i)	63,600	36,545
Rotech Healthcare, Inc. (c)(i)	185,710	1,933
UnitedHealth Group, Inc.	92,600	38,172
TOTAL HEALTHCARE		279,340
Homebuilders/Real Estate - 0.5%
Arthur J. Gallagher & Co.	196,100	27,319
Lennar Corp. Class A	209,300	22,008
PulteGroup, Inc.	365,200	20,039
TOTAL HOMEBUILDERS/REAL ESTATE		69,366
Metals/Mining - 0.2%
Elah Holdings, Inc. (i)	906	90
First Quantum Minerals Ltd.	1,544,300	33,074
TOTAL METALS/MINING		33,164
Services - 0.6%
ASGN, Inc. (i)	226,400	22,896
Novus Holdings Ltd.	100,408	20
Penhall Acquisition Co.:
Class A (c)(i)	26,163	3,041
Class B (c)(i)	8,721	1,014
United Rentals, Inc. (i)	98,494	32,459
Visa, Inc. Class A	158,440	39,038
TOTAL SERVICES		98,468
Steel - 0.0%
Algoma Steel GP (c)(i)	198,162	2
Algoma Steel SCA (c)(i)	198,162	16
TOTAL STEEL		18
Super Retail - 1.0%
Amazon.com, Inc. (i)	9,600	31,945
Arena Brands Holding Corp. Class B (b)(c)(i)	659,302	2,472
Bath & Body Works, Inc.	298,900	23,933
eBay, Inc.	434,500	29,637
Lowe's Companies, Inc.	187,000	36,033
RH (i)	35,500	23,575
TOTAL SUPER RETAIL		147,595
Technology - 4.9%
Adobe, Inc. (i)	134,800	83,796
Alphabet, Inc. Class A (i)	36,500	98,350
CDW Corp.	131,500	24,111
EPAM Systems, Inc. (i)	73,200	40,977
Facebook, Inc. Class A (i)	271,400	96,700
Global Payments, Inc.	227,524	44,005
GoDaddy, Inc. (i)	246,400	20,661
Lam Research Corp.	134,500	85,732
Microchip Technology, Inc.	251,300	35,966
Micron Technology, Inc.	287,700	22,320
Microsoft Corp.	308,500	87,895
ON Semiconductor Corp. (i)	748,538	29,238
PayPal Holdings, Inc. (i)	177,000	48,769
SS&C Technologies Holdings, Inc.	426,282	33,416
TOTAL TECHNOLOGY		751,936
Telecommunications - 1.0%
Alibaba Group Holding Ltd. sponsored ADR (i)	109,200	21,315
Palo Alto Networks, Inc. (i)	103,500	41,302
T-Mobile U.S., Inc. (i)	505,300	72,773
Tencent Holdings Ltd. sponsored ADR	332,900	20,373
TOTAL TELECOMMUNICATIONS		155,763
Transportation Ex Air/Rail - 0.2%
Tricer Holdco SCA:
Class A1 (b)(c)(i)	598,287	1
Class A2 (b)(c)(i)	598,287	1
Class A3 (b)(c)(i)	598,287	1
Class A4 (b)(c)(i)	598,287	1
Class A5 (b)(c)(i)	598,287	1
Class A6 (b)(c)(i)	598,287	1
Class A7 (b)(c)(i)	598,287	1
Class A8 (b)(c)(i)	598,287	1
Class A9 (b)(c)(i)	598,287	1
U.S. Shipping Partners Corp. (c)(i)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (c)(i)	484,379	0
XPO Logistics, Inc. (i)	176,900	24,534
TOTAL TRANSPORTATION EX AIR/RAIL		24,543
Utilities - 0.6%
NRG Energy, Inc.	863,100	35,594
PG&E Corp. (i)	3,288,096	28,902
Portland General Electric Co.	14,817	725
Vistra Corp.	1,139,700	21,825
TOTAL UTILITIES		87,046
TOTAL COMMON STOCKS (Cost $1,751,013)		3,085,707

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
Automotive & Auto Parts - 0.0%
Exide Technologies (c)	858	799

Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (b)(c)(i)	287,159,690	97

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,049)		896

Bank Loan Obligations - 3.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.3%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7/27/28 (h)(l)(m)	9,105	9,120
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 4/8/26 (g)(h)(m)	2,598	2,506
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 4/4/26 (g)(h)(m)	1,397	1,347
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (g)(h)(m)	3,490	3,683
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/14/28 (g)(h)(m)	26,434	26,444
TOTAL AIR TRANSPORTATION		43,100
Automotive & Auto Parts - 0.1%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (g)(h)(m)	861	825
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.092% 2/5/26 (g)(h)(m)	18,124	17,859
TOTAL AUTOMOTIVE & AUTO PARTS		18,684
Banks & Thrifts - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.592% 2/27/28 (g)(h)(m)	9,820	9,645

Broadcasting - 0.1%
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.6003% 9/19/26 (g)(h)(m)	3,835	3,796
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5/6/28 (h)(l)(m)	7,500	7,473
TOTAL BROADCASTING		11,269
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (g)(h)(m)	24,010	23,834
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/20/28 (g)(h)(m)	6,505	6,455
TOTAL BUILDING MATERIALS		30,289
Consumer Products - 0.2%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (g)(h)(m)	22,089	21,821
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (g)(h)(m)	5,560	5,560
TOTAL CONSUMER PRODUCTS		27,381
Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/4/26 (g)(h)(m)	1,501	1,500

Diversified Financial Services - 0.0%
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(g)(h)(m)	991	991

Energy - 0.0%
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (g)(h)(m)	1,380	1,359
Forbes Energy Services LLC Tranche B, term loan 0% (c)(g)(m)	2,190	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(h)(m)	5,861	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(h)(m)	2,528	0
TOTAL ENERGY		1,359
Environmental - 0.0%
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/21/28 (g)(h)(m)	3,030	3,002

Healthcare - 0.6%
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 11/4/26 (g)(h)(m)	593	591
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (g)(h)(m)	17,810	17,793
Indigo Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 7/1/28 (g)(h)(m)	2,364	2,358
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (g)(h)(m)	6,995	7,002
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (g)(h)(m)	17,555	17,500
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (g)(h)(m)	42,916	42,923
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 6/1/25 (g)(h)(m)	1,680	1,667
TOTAL HEALTHCARE		89,834
Hotels - 0.0%
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 6.250% 6.8973% 5/29/26 (g)(h)(m)	9,199	7,834
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (g)(h)(m)	492	499
TOTAL HOTELS		8,333
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (g)(h)(m)	13,551	13,531

Services - 0.2%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (g)(h)(m)	6,055	5,896
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (g)(h)(m)	7,936	7,936
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 1/15/27 (g)(h)(m)	11,057	11,052
TOTAL SERVICES		24,884
Technology - 0.7%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (g)(h)(m)	1,131	1,133
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4099% 2/11/26 (g)(h)(m)	2,219	2,217
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.842% 10/2/25 (g)(h)(m)	32,164	31,874
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.092% 10/31/26 (g)(h)(m)	1,133	1,121
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (g)(h)(m)	1,678	1,677
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.32% 3/31/28 (g)(h)(m)(n)	352	351
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 7/1/28 (g)(h)(m)	9,486	9,463
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8401% 9/29/24 (g)(h)(m)	4,068	4,062
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.092% 9/19/26 (g)(h)(m)	7,708	7,625
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (g)(h)(m)	14,169	14,147
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (g)(h)(m)	6,775	6,767
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6/9/28 (h)(l)(m)	6,605	6,536
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (g)(h)(m)	6,030	5,989
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.842% 1/31/27 (g)(h)(m)	3,110	3,083
UKG, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (g)(h)(m)	2,310	2,344
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (g)(h)(m)	10,923	10,910
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.092% 2/28/27 (g)(h)(m)	2,326	2,302
TOTAL TECHNOLOGY		111,601
Telecommunications - 0.4%
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (g)(h)(m)	8,937	8,929
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 5/1/28 (g)(h)(m)	5,162	5,152
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 5/31/25 (g)(h)(m)	1,731	1,745
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9% 5/31/25 (g)(h)(m)	25,528	20,039
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (g)(h)(m)	2,131	2,148
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (g)(h)(m)	5,148	5,182
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (g)(h)(m)	7,025	6,523
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.092% 3/9/27 (g)(h)(m)	7,821	7,688
TOTAL TELECOMMUNICATIONS		57,406
Utilities - 0.2%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (g)(h)(m)	27,230	26,504

TOTAL BANK LOAN OBLIGATIONS (Cost $487,635)		479,313

Preferred Securities - 7.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 6.1%
Ally Financial, Inc. 4.7% (g)(o)	17,635	18,358
Bank of America Corp.:
5.125% (g)(o)	36,030	38,418
5.2% (g)(o)	61,440	63,667
5.875% (g)(o)	102,630	117,896
6.25% (g)(o)	28,555	31,553
Citigroup, Inc.:
4.7% (g)(o)	15,285	15,831
5% (g)(o)	60,300	63,414
5.9% (g)(o)	27,015	28,350
5.95% (g)(o)	51,015	53,610
6.3% (g)(o)	5,610	6,042
Goldman Sachs Group, Inc.:
4.4% (g)(o)	8,035	8,336
4.95% (g)(o)	13,335	14,331
5% (g)(o)	70,565	71,157
Huntington Bancshares, Inc./Ohio 5.7% (g)(o)	12,990	13,514
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.4649% (g)(h)(o)	43,545	43,510
3 month U.S. LIBOR + 3.800% 3.9756% (g)(h)(o)	16,855	16,936
4% (g)(o)	34,340	34,683
4.6% (g)(o)	23,365	24,183
5% (g)(o)	30,845	32,559
6% (g)(o)	69,385	73,375
6.125% (g)(o)	17,585	19,154
6.75% (g)(o)	8,330	9,200
Wells Fargo & Co.:
5.875% (g)(o)	50,420	57,101
5.9% (g)(o)	63,075	67,994
TOTAL BANKS & THRIFTS		923,172
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(o)	1,655	166

Energy - 0.9%
DCP Midstream Partners LP 7.375% (g)(o)	15,260	14,833
Energy Transfer LP:
6.25% (g)(o)	70,123	63,164
6.625% (g)(o)	27,290	26,810
MPLX LP 6.875% (g)(o)	30,450	30,983
Summit Midstream Partners LP 9.5% (g)(o)	2,912	2,417
TOTAL ENERGY		138,207
TOTAL PREFERRED SECURITIES (Cost $1,013,742)		1,061,545

Money Market Funds - 8.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (p)	1,233,725,251	1,233,972
Fidelity Securities Lending Cash Central Fund 0.06% (p)(q)	27,134,237	27,137
TOTAL MONEY MARKET FUNDS (Cost $1,261,063)		1,261,109

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $13,264,070)	15,149,068
NET OTHER ASSETS (LIABILITIES) - 0.4%	56,886
NET ASSETS - 100.0%	15,205,954

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $49,460,000 or 0.3% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,372,976,000 or 41.9% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Non-income producing - Security is in default.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Non-income producing
(j)	Affiliated company
(k)	Security or a portion of the security is on loan at period end.
(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(n)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $84,000 and $84,000, respectively.

(o)	Security is perpetual in nature with no stated maturity date.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	21,592
Chesapeake Energy Corp.	2/10/21	216
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 7/15/21	3,997
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 7/15/21	2,315
New Cotai LLC/New Cotai Capital Corp.	9/11/20	16,677
Southeastern Grocers, Inc.	6/01/18	5,580
Tricer Holdco SCA	10/16/09 - 12/30/17	10,250
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	1,654

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	1,367,979	897,150	1,031,157	143	-	-	1,233,972	1.8%
Fidelity Securities Lending Cash Central Fund 0.06%	-	83,417	56,280	3	-	-	27,137	0.1%
Total	1,367,979	980,567	1,087,437	146	-	-	1,261,109

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
California Resources Corp.	120,620	-	-	-	-	22,444	143,064
California Resources Corp. warrants 10/27/24	228	-	-	-	-	82	310
Total	120,848	-	-	-	-	22,526	143,374

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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